Document And Entity Information	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0002000645
Document Type	N-CSR/A
Entity Registrant Name	Octagon XAI CLO Income Fund
Document Period End Date	Sep. 30, 2025
Amendment Description	The Registrant is filing this amendment to its Form N-CSR (the "Amendment") for the period ended September 30, 2025, originally filed with the Securities and Exchange Commission on December 1, 2025, Accession Number 0001213900-25-116758 (the "Original Filing"). This Amendment is filed solely to revise two values in the Annual Shareholder Report related to Class I share transactions. Except as set forth above, the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing. The changes set forth in this Amendment are incorporated by reference to the Original Filing.
Amendment Flag	true